Cash and cash equivalents (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[2]
Subclassifications of assets, liabilities and equities [abstract]
Cash		€ 877	€ 1,270	€ 1,461
Cash equivalents	[1]	6,780	6,171	7,249
Cash and cash equivalents		7,657	7,441	8,710	[2]	€ 12,736
Cash equivalents, money market mutual funds		5,820	4,161	5,349
Cash equivalents, term deposits		270	1,293	1,191
Cash equivalents, captive insurance and reinsurance companies		€ 490	€ 446	€ 476

[1]	(a)As of December 31, 2025, cash equivalents mainly comprised the following: (i) €5,820 million invested in euro and US dollar denominated money-market mutual funds (December 31, 2024: €4,161 million; December 31, 2023: €5,349 million); and (ii) €270 million of term deposits (December 31,
2024: €1,293 million; December 31, 2023: €1,191 million). Cash equivalents also include €490 million held by captive insurance and reinsurance companies in accordance with insurance regulations (December 31, 2024: €446 million; December 31, 2023: €476 million).

[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).